SHARE CAPITAL (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 10, 2025	Jan. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 12, 2025	May 30, 2025	Dec. 27, 2024	Sep. 12, 2024	Apr. 02, 2024	Apr. 01, 2024	Mar. 27, 2024	Mar. 21, 2024	Mar. 17, 2024	Nov. 17, 2023	Oct. 04, 2023
Ordinary shares, shares authorized			675,000,000		675,000,000	675,000,000	675,000,000
Ordinary shares, par value			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Ordinary shares issued			13,581,242		13,553,049	13,553,049	10,829,908
Ordinary shares outstanding			13,119,065		13,071,601	13,071,601	10,539,441
APIC			$ 102,096,000		$ 102,059,000	$ 102,059,000	$ 96,344,000
Risk-free interest rate		4.34%
Expected volatility		171.00%
Expected term		2 years 9 months
Dividend yield
Shares held in treasury			462,177		481,448	481,448	290,467
Open World Ltd. [Member]
Ordinary shares, shares authorized			500,000,000		500,000,000	500,000,000	5,000,000
Ordinary shares, par value			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.01
Ordinary shares value			$ 50,000		$ 50,000	$ 50,000
Ordinary shares issued			126,080		126,080	126,080	116,030
Ordinary shares outstanding			126,080		126,080	126,080	116,030
Stock-based compensation			$ 301,704		$ 4,378,358	$ 4,378,358
APIC			4,680,807		$ 4,379,103	4,379,103	$ 50
Aggregate amount						2,000,000	$ 2,000,000
Proceeds from SAFE			250,000
Shares issued	25,823						116,030	773	9,000	5,000	5,280	5,000	750	5,000		5,000	50,000	50,000
Declared dividends			$ 0	$ 0		$ 5,068,583	$ 4,381,091
Warrants to issue common stock			3,000,000			2,000,000
Warrants exercised			3,000,000			2,000,000
Shares surrendered and cancelled	1,000														5,000
Shares held in treasury							5,000
Other equity transactions, net						$ 695
New issuances						0
Open World Ltd. [Member] | Equity Option [Member]
Options granted	13,920
Exercise price	$ 168.67
Risk-free interest rate			3.84%			3.84%
Expected volatility			75.00%			75.00%
Expected term			6 years			6 years
Dividend yield			0.00%			0.00%
Weighted-average grant-date fair value			$ 115.01			$ 115.01
Open World Ltd. [Member] | Restricted Shares [Member]
Weighted-average grant-date fair value	$ 168.67
Shares issued	25,823
Vested shares			23,107			21,704
Unvested shares			2,716		4,119	4,119
Unrecognized compensation cost			$ 392,779		$ 567,500	$ 567,500
Weighted-average period			6 months			7 months 6 days